Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 18:- SUBSEQUENT EVENTS On January 1, 2022, the Company’s option pool was increased by 3,150,843 pursuant to the 2021 Incentive Plan. See Note 14a.